Share-Based Compensation (Details) - Schedule of fair value of stock option weighted-average assumptions - Stock Option Plan [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Compensation (Details) - Schedule of fair value of stock option weighted-average assumptions [Line Items]
Weighted Average Risk-free interest rate	0.46%	1.67%	2.81%
Dividend yield
Weighted Average Volatility factor	76.32%	73.71%	74.73%
Weighted Average Expected life of the options	6 years	5 years	6 years